Portfolio of investments—December 31, 2024 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 97.03%
Communication services: 2.48%
Diversified telecommunication services: 0.24%
Bandwidth, Inc. Class A†	7,934	$135,037
Entertainment: 0.17%
Cinemark Holdings, Inc.†	3,025	93,714
Interactive media & services: 1.38%
Cargurus, Inc.†	2,417	88,317
EverQuote, Inc. Class A†	7,768	155,282
MediaAlpha, Inc. Class A†	15,209	171,710
QuinStreet, Inc.†	11,560	266,689
Yelp, Inc. Class A†	1,972	76,317
		758,315
Media: 0.69%
Magnite, Inc.†	16,327	259,926
TEGNA, Inc.	6,662	121,848
		381,774
Consumer discretionary: 10.15%
Automobile components: 1.17%
Modine Manufacturing Co.†	3,797	440,186
XPEL, Inc.144A†	5,080	202,895
		643,081
Distributors: 0.34%
GigaCloud Technology, Inc. Class A†	10,307	190,886
Diversified consumer services: 1.72%
Adtalem Global Education, Inc.†	1,456	132,277
Perdoceo Education Corp.	13,223	350,013
Stride, Inc.†	4,474	464,983
		947,273
Hotels, restaurants & leisure: 1.39%
Bloomin’ Brands, Inc.	6,772	82,686
Brinker International, Inc.†	3,050	403,484
Hilton Grand Vacations, Inc.†	3,042	118,486
International Game Technology PLC	9,121	161,077
		765,733
Household durables: 1.80%
KB Home	4,514	296,660
M/I Homes, Inc.†	2,421	321,872
Meritage Homes Corp.	1,547	237,960
Taylor Morrison Home Corp. Class A†	2,181	133,499
		989,991
See accompanying notes to portfolio of investments
Allspring Disciplined Small Cap Fund | 1

Portfolio of investments—December 31, 2024 (unaudited)

	Shares	Value
Leisure products: 0.20%
JAKKS Pacific, Inc.†	3,973	$111,840
Specialty retail: 3.21%
Abercrombie & Fitch Co. Class A†	1,160	173,385
Academy Sports & Outdoors, Inc.	3,429	197,270
Asbury Automotive Group, Inc.†	423	102,802
Carvana Co. Class A†	1,530	311,141
Designer Brands, Inc. Class A	21,500	114,810
Group 1 Automotive, Inc.	936	394,505
Signet Jewelers Ltd.	1,383	111,622
Urban Outfitters, Inc.†	6,608	362,647
		1,768,182
Textiles, apparel & luxury goods: 0.32%
Superior Group of Cos., Inc.	10,599	175,202
Consumer staples: 2.31%
Consumer staples distribution & retail : 0.28%
Andersons, Inc.	3,824	154,948
Food products: 0.58%
Vital Farms, Inc.†	8,416	317,199
Personal care products: 0.91%
BellRing Brands, Inc.†	5,061	381,296
e.l.f. Beauty, Inc.†	959	120,402
		501,698
Tobacco: 0.54%
Turning Point Brands, Inc.	4,968	298,577
Energy: 4.61%
Energy equipment & services: 1.88%
Archrock, Inc.	9,939	247,382
Helix Energy Solutions Group, Inc.†	15,678	146,119
Helmerich & Payne, Inc.	10,765	344,695
Liberty Energy, Inc. Class A	7,723	153,610
Natural Gas Services Group, Inc.†	3,127	83,804
Seadrill Ltd.†	1,526	59,407
		1,035,017
Oil, gas & consumable fuels: 2.73%
California Resources Corp.	3,561	184,780
CVR Energy, Inc.	4,403	82,512
International Seaways, Inc.	5,278	189,691
Murphy Oil Corp.	1,318	39,883
Par Pacific Holdings, Inc.†	6,754	110,698
PBF Energy, Inc. Class A	4,165	110,581
Peabody Energy Corp.	12,394	259,531
Sable Offshore Corp.†	4,219	96,615
See accompanying notes to portfolio of investments
2 | Allspring Disciplined Small Cap Fund

Portfolio of investments—December 31, 2024 (unaudited)

	Shares	Value
Oil, gas & consumable fuels(continued)
Scorpio Tankers, Inc.	3,333	$165,617
Teekay Tankers Ltd. Class A	2,582	102,738
Vital Energy, Inc.†	5,325	164,649
		1,507,295
Financials: 18.61%
Banks: 9.85%
Ameris Bancorp	4,539	284,005
Axos Financial, Inc.†	4,615	322,358
Bancorp, Inc.†	6,085	320,254
Bank of NT Butterfield & Son Ltd.	7,091	259,176
CrossFirst Bankshares, Inc.†	6,625	100,369
Customers Bancorp, Inc.†	4,655	226,605
Enterprise Financial Services Corp.	2,261	127,520
First BanCorp	15,965	296,789
First Financial Bankshares, Inc.	4,347	156,709
First Financial Corp.	3,775	174,367
Hancock Whitney Corp.	6,501	355,735
Hanmi Financial Corp.	8,925	210,809
Hilltop Holdings, Inc.	5,812	166,398
International Bancshares Corp.	841	53,118
Mercantile Bank Corp.	2,405	106,998
OFG Bancorp	7,273	307,793
Pathward Financial, Inc.	3,906	287,404
Preferred Bank	2,931	253,180
Provident Financial Services, Inc.	13,128	247,725
Republic Bancorp, Inc. Class A	3,823	267,113
UMB Financial Corp.	3,273	369,391
Westamerica BanCorp	4,013	210,522
WSFS Financial Corp.	6,037	320,746
		5,425,084
Capital markets: 2.29%
Artisan Partners Asset Management, Inc. Class A	3,049	131,259
BGC Group, Inc. Class A	23,316	211,243
Evercore, Inc. Class A	381	105,609
StoneX Group, Inc.†	2,374	232,581
Victory Capital Holdings, Inc. Class A	6,015	393,742
Virtus Investment Partners, Inc.	858	189,258
		1,263,692
Consumer finance: 1.35%
Bread Financial Holdings, Inc.	3,156	192,705
Enova International, Inc.†	4,113	394,354
Green Dot Corp. Class A†	4,145	44,103
Regional Management Corp.	3,369	114,479
		745,641
See accompanying notes to portfolio of investments
Allspring Disciplined Small Cap Fund | 3

Portfolio of investments—December 31, 2024 (unaudited)

	Shares	Value
Financial services: 3.09%
Essent Group Ltd.	5,527	$300,890
Evertec, Inc.	4,025	138,983
Jackson Financial, Inc. Class A	4,383	381,672
Marqeta, Inc. Class A†	24,395	92,457
MGIC Investment Corp.	5,585	132,420
NMI Holdings, Inc. Class A†	6,899	253,607
Payoneer Global, Inc.†	23,307	234,002
Radian Group, Inc.	5,366	170,210
		1,704,241
Insurance: 2.03%
CNO Financial Group, Inc.	7,187	267,428
Employers Holdings, Inc.	2,667	136,631
Genworth Financial, Inc. Class A†	13,384	93,554
HCI Group, Inc.	4,165	485,348
Skyward Specialty Insurance Group, Inc.†	2,695	136,205
		1,119,166
Health care: 16.42%
Biotechnology: 7.73%
ACADIA Pharmaceuticals, Inc.†	2,903	53,270
ADMA Biologics, Inc.†	13,894	238,282
Alkermes PLC†	7,781	223,782
Amicus Therapeutics, Inc.†	8,874	83,593
Apogee Therapeutics, Inc.†	1,895	85,843
Arcellx, Inc.†	2,797	214,502
Arcus Biosciences, Inc.†	6,683	99,510
Blueprint Medicines Corp.†	1,797	156,734
Bridgebio Pharma, Inc.†	2,358	64,703
CareDx, Inc.†	6,699	143,426
Catalyst Pharmaceuticals, Inc.†	7,838	163,579
Crinetics Pharmaceuticals, Inc.†	1,001	51,181
Cytokinetics, Inc.†	2,079	97,796
Denali Therapeutics, Inc.†	3,184	64,890
Editas Medicine, Inc.†	10,649	13,524
Entrada Therapeutics, Inc.†	6,183	106,904
Halozyme Therapeutics, Inc.†	5,146	246,030
Insmed, Inc.†	1,779	122,822
Intellia Therapeutics, Inc.†	5,688	66,322
Janux Therapeutics, Inc.†	3,280	175,611
Kiniksa Pharmaceuticals International PLC Class A†	7,272	143,840
Krystal Biotech, Inc.†	742	116,242
MiMedx Group, Inc.†	26,543	255,344
Relay Therapeutics, Inc.†	23,105	95,193
Revolution Medicines, Inc.†	6,123	267,820
SpringWorks Therapeutics, Inc.†	1,712	61,855
TG Therapeutics, Inc.†	8,636	259,944
Twist Bioscience Corp.†	1,595	74,120
Ultragenyx Pharmaceutical, Inc.†	1,116	46,950
See accompanying notes to portfolio of investments
4 | Allspring Disciplined Small Cap Fund

Portfolio of investments—December 31, 2024 (unaudited)

	Shares	Value
Biotechnology(continued)
Vaxcyte, Inc.†	1,870	$153,078
Veracyte, Inc.†	4,800	190,080
Voyager Therapeutics, Inc.†	21,872	124,014
		4,260,784
Health care equipment & supplies: 2.89%
Bioventus, Inc. Class A†	13,380	140,490
Embecta Corp.	4,378	90,406
Haemonetics Corp.†	889	69,413
ICU Medical, Inc.†	1,059	164,325
Inmode Ltd.†	3,926	65,564
Lantheus Holdings, Inc.†	4,061	363,297
LeMaitre Vascular, Inc.	1,873	172,578
LivaNova PLC†	4,800	222,288
Merit Medical Systems, Inc.†	1,245	120,417
Omnicell, Inc.†	1,260	56,095
TransMedics Group, Inc.†	1,058	65,966
UFP Technologies, Inc.†	246	60,150
		1,590,989
Health care providers & services: 3.07%
Addus HomeCare Corp.†	1,915	240,045
Alignment Healthcare, Inc.†	11,266	126,742
Castle Biosciences, Inc.†	5,610	149,506
Concentra Group Holdings Parent, Inc.	2,737	54,138
HealthEquity, Inc.†	616	59,105
Hims & Hers Health, Inc.†	6,266	151,512
NeoGenomics, Inc.†	12,154	200,298
Option Care Health, Inc.†	1,623	37,654
Owens & Minor, Inc.†	16,473	215,302
Privia Health Group, Inc.†	4,633	90,575
Select Medical Holdings Corp.	8,875	167,294
Tenet Healthcare Corp.†	1,585	200,075
		1,692,246
Life sciences tools & services: 0.29%
BioLife Solutions, Inc.†	3,844	99,790
Quanterix Corp.†	5,474	58,189
		157,979
Pharmaceuticals: 2.44%
Amneal Pharmaceuticals, Inc.†	21,650	171,468
Amphastar Pharmaceuticals, Inc.†	2,005	74,446
ANI Pharmaceuticals, Inc.†	3,251	179,715
Arvinas, Inc.†	4,134	79,249
Collegium Pharmaceutical, Inc.†	2,866	82,111
Corcept Therapeutics, Inc.†	8,739	440,358
See accompanying notes to portfolio of investments
Allspring Disciplined Small Cap Fund | 5

Portfolio of investments—December 31, 2024 (unaudited)

	Shares	Value
Pharmaceuticals(continued)
Harmony Biosciences Holdings, Inc.†	7,336	$252,432
Pacira BioSciences, Inc.†	3,410	64,244
		1,344,023
Industrials: 16.84%
Aerospace & defense: 0.97%
Moog, Inc. Class A	611	120,269
Rocket Lab USA, Inc.†	3,182	81,046
V2X, Inc.†	6,909	330,457
		531,772
Building products: 0.89%
Griffon Corp.	4,407	314,087
MasterBrand, Inc.†	12,199	178,227
		492,314
Commercial services & supplies: 1.11%
Brink’s Co.	1,140	105,758
Cimpress PLC†	4,315	309,472
Healthcare Services Group, Inc.†	6,143	71,351
Interface, Inc. Class A	5,231	127,375
		613,956
Construction & engineering: 2.29%
Ameresco, Inc. Class A†	6,163	144,707
Argan, Inc.	824	112,921
EMCOR Group, Inc.	682	309,560
MYR Group, Inc.†	672	99,974
Primoris Services Corp.	5,791	442,432
Sterling Infrastructure, Inc.†	914	153,963
		1,263,557
Electrical equipment: 1.91%
Array Technologies, Inc.†	21,666	130,863
Atkore, Inc.	2,460	205,287
Fluence Energy, Inc.†	13,716	217,810
NEXTracker, Inc. Class A†	7,055	257,719
Powell Industries, Inc.	1,093	242,263
		1,053,942
Ground transportation: 0.46%
ArcBest Corp.	2,714	253,271
Machinery: 2.63%
Blue Bird Corp.†	5,561	214,821
Hyster-Yale, Inc.	5,755	293,102
Luxfer Holdings PLC	12,653	165,628
Mueller Industries, Inc.	4,854	385,214
SPX Technologies, Inc.†	492	71,596
See accompanying notes to portfolio of investments
6 | Allspring Disciplined Small Cap Fund

Portfolio of investments—December 31, 2024 (unaudited)

	Shares	Value
Machinery(continued)
Tennant Co.	1,332	$108,598
Terex Corp.	4,511	208,498
		1,447,457
Marine transportation: 0.63%
Costamare, Inc.	8,519	109,469
Matson, Inc.	1,770	238,667
		348,136
Passenger airlines: 0.52%
SkyWest, Inc.†	2,838	284,169
Professional services: 2.12%
IBEX Holdings Ltd.†	8,469	181,999
Insperity, Inc.	2,505	194,163
Kelly Services, Inc. Class A	6,674	93,036
Legalzoom.com, Inc.†	17,020	127,820
Parsons Corp.†	1,506	138,928
TriNet Group, Inc.	1,942	176,275
Willdan Group, Inc.†	6,710	255,584
		1,167,805
Trading companies & distributors: 3.31%
Applied Industrial Technologies, Inc.	895	214,326
Boise Cascade Co.	2,577	306,302
DXP Enterprises, Inc.†	3,780	312,304
FTAI Aviation Ltd.	1,028	148,073
GMS, Inc.†	2,853	242,020
MRC Global, Inc.†	8,417	107,569
Rush Enterprises, Inc. Class A	6,217	340,629
WESCO International, Inc.	831	150,378
		1,821,601
Information technology: 13.38%
Electronic equipment, instruments & components: 3.56%
Arlo Technologies, Inc.†	23,848	266,859
Fabrinet†	1,958	430,525
Itron, Inc.†	2,280	247,563
Mirion Technologies, Inc. Class A†	17,889	312,163
Sanmina Corp.†	3,775	285,654
TTM Technologies, Inc.†	16,853	417,112
		1,959,876
IT services: 0.38%
DigitalOcean Holdings, Inc.†	6,153	209,633
Semiconductors & semiconductor equipment: 2.73%
ACM Research, Inc. Class A†	11,945	180,369
Amkor Technology, Inc.	5,307	136,337
Axcelis Technologies, Inc.†	2,049	143,164
See accompanying notes to portfolio of investments
Allspring Disciplined Small Cap Fund | 7

Portfolio of investments—December 31, 2024 (unaudited)

	Shares	Value
Semiconductors & semiconductor equipment(continued)
Onto Innovation, Inc.†	870	$145,003
Penguin Solutions, Inc.†	16,362	313,987
Photronics, Inc.†	5,291	124,656
Rambus, Inc.†	3,833	202,612
Ultra Clean Holdings, Inc.†	7,198	258,768
		1,504,896
Software: 6.14%
ACI Worldwide, Inc.†	2,241	116,330
Amplitude, Inc. Class A†	37,368	394,232
Appfolio, Inc. Class A†	1,226	302,479
C3.ai, Inc. Class A†	2,044	70,375
Clear Secure, Inc. Class A	10,002	266,453
Consensus Cloud Solutions, Inc.†	4,516	107,752
Freshworks, Inc. Class A†	7,108	114,936
Intapp, Inc.†	3,591	230,147
InterDigital, Inc.	1,219	236,145
LiveRamp Holdings, Inc.†	7,182	218,117
Olo, Inc. Class A†	20,477	157,263
OneSpan, Inc.†	12,775	236,849
PagerDuty, Inc.†	3,504	63,983
Progress Software Corp.	3,384	220,468
SPS Commerce, Inc.†	1,338	246,179
Tenable Holdings, Inc.†	1,917	75,492
Verint Systems, Inc.†	9,118	250,289
Zeta Global Holdings Corp. Class A†	4,063	73,093
		3,380,582
Technology hardware, storage & peripherals: 0.57%
CPI Card Group, Inc.†	4,163	124,432
Diebold Nixdorf, Inc.†	1,385	59,610
IonQ, Inc.†	3,171	132,453
		316,495
Materials: 3.49%
Chemicals: 1.07%
Aspen Aerogels, Inc.†	5,354	63,605
Hawkins, Inc.	645	79,122
Koppers Holdings, Inc.	4,347	140,843
Mativ Holdings, Inc.	4,211	45,900
Orion SA	10,439	164,832
Quaker Chemical Corp.	317	44,621
Tronox Holdings PLC	5,282	53,190
		592,113
Containers & packaging: 0.29%
O-I Glass, Inc.†	14,486	157,028
See accompanying notes to portfolio of investments
8 | Allspring Disciplined Small Cap Fund

Portfolio of investments—December 31, 2024 (unaudited)

	Shares	Value
Metals & mining: 1.41%
Coeur Mining, Inc.†	17,916	$102,479
Commercial Metals Co.	4,926	244,330
Constellium SE Class A†	18,534	190,344
SunCoke Energy, Inc.	12,610	134,927
Worthington Steel, Inc.	3,380	107,552
		779,632
Paper & forest products: 0.72%
Clearwater Paper Corp.†	3,416	101,694
Sylvamo Corp.	3,707	292,927
		394,621
Real estate: 5.93%
Diversified REITs: 1.27%
Broadstone Net Lease, Inc.	14,084	223,372
CTO Realty Growth, Inc.	7,161	141,143
Essential Properties Realty Trust, Inc.	10,795	337,668
		702,183
Health care REITs: 0.67%
CareTrust REIT, Inc.	11,352	307,072
National Health Investors, Inc.	880	60,984
		368,056
Hotel & resort REITs: 1.73%
Apple Hospitality REIT, Inc.	12,457	191,215
Chatham Lodging Trust	20,387	182,464
DiamondRock Hospitality Co.	33,032	298,279
Ryman Hospitality Properties, Inc.	2,709	282,657
		954,615
Real estate management & development: 0.88%
Forestar Group, Inc.†	7,572	196,266
Newmark Group, Inc. Class A	22,541	288,750
		485,016
Residential REITs : 0.53%
BRT Apartments Corp.	6,028	108,685
NexPoint Residential Trust, Inc.	4,369	182,405
		291,090
Retail REITs : 0.49%
Getty Realty Corp.	3,247	97,832
Urban Edge Properties	7,933	170,560
		268,392
See accompanying notes to portfolio of investments
Allspring Disciplined Small Cap Fund | 9

Portfolio of investments—December 31, 2024 (unaudited)

	Shares	Value
Specialized REITs : 0.36%
Safehold, Inc.	7,162	$132,354
Uniti Group, Inc.	11,783	64,806
		197,160
Utilities: 2.81%
Electric utilities: 0.53%
Otter Tail Corp.	3,930	290,191
Gas utilities: 0.80%
Brookfield Infrastructure Corp. Class A	3,162	126,512
New Jersey Resources Corp.	4,556	212,537
Southwest Gas Holdings, Inc.	1,458	103,095
		442,144
Independent power and renewable electricity producers: 0.36%
Clearway Energy, Inc. Class A	8,090	197,801
Multi-utilities: 0.58%
Avista Corp.	2,673	97,912
Black Hills Corp.	1,320	77,247
Northwestern Energy Group, Inc.	2,703	144,502
		319,661
Water utilities: 0.54%
Consolidated Water Co. Ltd.	6,497	168,207
SJW Group	2,673	131,565
		299,772
Total common stocks (Cost $47,934,798)		53,468,544

	Expiration date
Rights: 0.00%
Health care: 0.00%
Biotechnology: 0.00%
Aduro Biotech, Inc.♦†	10-2-2030	4,415	0
Life sciences tools & services: 0.00%
OmniAb, Inc. $12.50 Earnout shares♦†	11-2-2027	104	0
OmniAb, Inc. $15.00 Earnout shares♦†	11-2-2027	104	0
Total rights (Cost $0)			0
See accompanying notes to portfolio of investments
10 | Allspring Disciplined Small Cap Fund

Portfolio of investments—December 31, 2024 (unaudited)

		Yield	Shares	Value
Short-term investments: 2.64%
Investment companies: 2.64%
Allspring Government Money Market Fund Select Class♠∞		4.42%	1,456,149	$1,456,149
Total short-term investments (Cost $1,456,149)				1,456,149
Total investments in securities (Cost $49,390,947)	99.67%			54,924,693
Other assets and liabilities, net	0.33			181,845
Total net assets	100.00%			$55,106,538

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
♦	The security is fair valued in accordance with procedures approved by Allspring Funds Management, LLC.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$1,643,149	$9,753,138	$(9,940,138)	$0	$0	$1,456,149	1,456,149	$46,107
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
Micro E-Mini Russell 2000 Index	130	3-21-2025	$1,534,327	$1,462,370	$0	$(71,957)
See accompanying notes to portfolio of investments
Allspring Disciplined Small Cap Fund | 11

Notes to portfolio of investments—December 31, 2024 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities, exchange-traded funds and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and is subject to equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
12 | Allspring Disciplined Small Cap Fund

Notes to portfolio of investments—December 31, 2024 (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$1,368,840	$0	$0	$1,368,840
Consumer discretionary	5,592,188	0	0	5,592,188
Consumer staples	1,272,422	0	0	1,272,422
Energy	2,542,312	0	0	2,542,312
Financials	10,257,824	0	0	10,257,824
Health care	9,046,021	0	0	9,046,021
Industrials	9,277,980	0	0	9,277,980
Information technology	7,371,482	0	0	7,371,482
Materials	1,923,394	0	0	1,923,394
Real estate	3,266,512	0	0	3,266,512
Utilities	1,549,569	0	0	1,549,569
Rights
Health care	0	0	0	0
Short-term investments
Investment companies	1,456,149	0	0	1,456,149
Total assets	$54,924,693	$0	$0	$54,924,693
Liabilities
Futures contracts	$71,957	$0	$0	$71,957
Total liabilities	$71,957	$0	$0	$71,957
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
As of December 31, 2024, $176,400 was segregated as cash collateral for these open futures contracts.
At December 31, 2024, the Fund did not have any transfers into/out of Level 3.
Allspring Disciplined Small Cap Fund | 13